Revenue (Tables)	12 Months Ended
Feb. 29, 2024
Disclosure of Revenue Text Block [Abstract]
Schedule of Disaggregation of Revenue from Contracts with Customers	In the following table, revenue from contract with customers is disaggregated by revenue streams, primary geographical markets and timing of revenue recognition.
	Year ended February 29/28
Figures in Rand thousands	2024	2023	2022

Revenue from contracts with customers
Subscription revenue - Cartrack	3,522,816	3,003,931	2,565,745
Subscription revenue - Karooooo Logistics	12,989	6,141	2,420
Other revenue - Cartrack	90,879	72,709	71,055
Hardware sales	43,250	29,685	37,435
Installation revenue	29,186	29,278	21,321
Miscellaneous contract fees	18,443	13,746	12,299
Vehicle sales	274,787	250,845	67,310
Delivery service fees	304,040	173,441	39,621
Total revenue	4,205,511	3,507,067	2,746,151

Primary geographical markets
South Africa	3,171,851	2,730,401	2,123,153
Africa-Other	144,020	131,077	101,019
Europe	347,628	257,078	229,671
Asia-Pacific*, Middle East and USA	542,012	388,511	292,308
	4,205,511	3,507,067	2,746,151

Timing of revenue recognition
Products and services transferred at a point in time	669,706	323,554	177,986
Services transferred over time	3,535,805	3,183,513	2,568,165
Total revenue	4,205,511	3,507,067	2,746,151
*	Included in Asia-Pacific is revenue from Singapore amounted to ZAR 132.4 million (2023: ZAR 105.6 million, 2022: ZAR 96.1 million).